Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 2,524,000	$ 4,624,000
Impairment of depreciation and amortization	$ 381,000